(33) FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments
FINANCIAL INSTRUMENTS

The main financial instruments, at fair value and/or the carrying amount is significantly different of the respective fair value, classified in accordance with the Group’s accounting practices, are:

					December 31, 2017
	Note	Category	Measurement	Level (*)	Carrying amount	Fair value

Asset
Cash and cash equivalent	5	(a)	(2)	Level 1	2,289,302	2,289,302
Cash and cash equivalent	5	(a)	(2)	Level 2	960,340	960,340
Derivatives	33	(a)	(2)	Level 2	595,872	595,872
Derivatives - zero-cost collar	33	(a)	(2)	Level 3	52,058	52,058
Concession financial asset - distribution	10	(b)	(2)	Level 3	6,330,681	6,330,681
					10,228,253	10,228,253

Liability
Borrowings - principal and interest	16	(c)	(1)	Level 2 (***)	6,142,583	5,912,175
Borrowings - principal and interest (**)	16	(a)	(2)	Level 2	4,849,474	4,849,474
Debentures - Principal and interest	17	(c)	(1)	Level 2 (***)	9,176,527	7,581,432
Derivatives	33	(a)	(2)	Level 2	94,806	94,806
					20,263,390	18,437,887
(*) Refers to the hierarchy for determination of fair value
(**) As a result of the initial designation of this financial liability, the consolidated financial statements reported a gain of R$ 21,137 in 2017 (a loss of R$ 274,834 in 2016)
(***) Only for disclosure purposes, in accordance with IFRS 7

Key
Category:		Measurement:
(a) - Measured at fair value through profit or loss		(1) - Measured at amortized cost
(b) - Available for sale		(2) - Measured at fair value
(c) - Other finance liabilities

The financial instruments for which the carrying amounts approximate the fair values at the end of the reporting period, as they are either short term in nature, bear post fixed interest rates or are of a high credit rating are:

·	Financial assets: (i) consumers, concessionaires and licensees, (ii) leases, (iii) associates, subsidiaries and parent company, (iv) receivables – CDE, (v) concession financial asset - transmission, (vi) pledges, funds and restricted deposits, (vii) services rendered to third parties, (viii) Collection agreements, and (ix) sector financial asset.
·	Financial liabilities: (i) trade payables, (ii) regulatory charges, (iii) use of public asset, (iv) consumers and concessionaires payable, (v) FNDCT/EPE/PROCEL, (vi) collection agreement, (vii) reversal fund, (viii) payables for business combination, (ix) tariff discount CDE, and (x) sector financial liability.

In addition, in 2017 there were no transfers between hierarchical levels of fair value.

a) Valuation of financial instruments

As mentioned in note 4, the fair value of a security corresponds to its maturity value (redemption value) adjusted to present value by the discount factor (relating to the maturity date of the security) obtained from the market interest curve, in Brazilian reais.

IFRS 7 requires the classification in a three-level hierarchy for fair value measurement of financial instruments, based on observable and unobservable inputs related to the valuation of a financial instrument at the measurement date.

IFRS 7 also defines observable inputs as market data obtained from independent sources and unobservable inputs that reflect market assumptions.

The three levels of the fair value hierarchy are:

· Level 1: quoted prices in an active market for identical instruments;

· Level 2: observable inputs other than quoted prices in an active market that are observable for the asset or liability, directly (i.e. as prices) or indirectly (i.e. derived from prices);

· Level 3: inputs for the instruments that are not based on observable market data.

As the distribution subsidiaries have classified their concession financial asset as available-for-sale, the relevant factors for fair value measurement are not publicly observable. The fair value hierarchy classification is therefore level 3. The changes between years and the respective gains in profit for the year of R$204,443 (R$ 186,148 in 2016 and R$ 393,343 in 2015), and the main assumptions are described in note 10 and 25.

Additionally, the main assumptions used in the fair value measurement of the zero-cost collar derivative, the fair value hierarchy of which is Level 3, are disclosed in note 33 b.1.

The Company recognizes in “Investments at cost” in the financial statements the 5.94% interest held by the indirect subsidiary Paulista Lajeado Energia S.A. in the total capital of Investco S.A. (“Investco”), in the form of 28,154,140 common shares and 18,593,070 preferred shares not quoted in stock markets. The main objective of its operations is to generate electric energy for commercialization by the shareholders holding the concession. The Company recognizes the investment at cost.

b) Derivatives

The Group has the policy of using derivatives to reduce their risks of fluctuations in exchange and interest rates, without any speculative purposes. The Group has exchange rate derivatives compatible with the exchange rate risks net exposure, including all the assets and liabilities tied to exchange rate changes.

The derivative instruments entered into by the Group are currency or interest rate swaps with no leverage component, margin call requirements or daily or periodical adjustments. Furthermore, in 2015 subsidiary CPFL Geração contracted a zero-cost collar (see item b.1 below).

As a large part of the derivatives entered into by the subsidiaries have their terms fully aligned with the hedged debts, and in order to obtain more relevant and consistent accounting information through the recognition of income and expenses, these debts were designated at fair value, for accounting purposes (note 16). Other debts with terms different from the derivatives contracted as a hedge continue to be recognized at amortized cost. Furthermore, the Group did not adopt hedge accounting for derivative instruments.

At December 31, 2017, the Group had the following swap transactions, all traded on the over-the-counter market:

	Fair values (carrying amounts)
Company / strategy / counterparts	Assets	Liabilities		Fair value, net	Values at cost, net	Gain (loss) on marking to market	Currecy / index	Maturity range	Notional
Derivatives to hedge debts designated at fair value
Exchange rate hedge
CPFL Paulista
Bank of Tokyo-Mitsubishi	34,627	-		34,627	35,864	(1,237)	dollar	March 2019	117,400
Bank of America Merrill Lynch	42,466	-		42,466	42,830	(363)	dollar	September 2018	106,020
Bank of America Merrill Lynch	48,135	-		48,135	48,802	(667)	dollar	March 2019	116,600
J.P.Morgan	24,067	-		24,067	24,401	(334)	dollar	March 2019	58,300
J.P.Morgan	13,808	-		13,808	13,659	149	dollar	January 2019	67,613
Bank of Tokyo-Mitsubishi	14,124	-		14,124	22,015	(7,891)	dollar	February 2020	142,735
Bank of America Merrill Lynch	89,684	-		89,684	89,289	395	dollar	February 2018	405,300
Bank of America Merrill Lynch	-	(5,236)		(5,236)	(1,653)	(3,583)	dollar	October 2018	329,500
Bradesco	-	(5,163)		(5,163)	(4,068)	(1,095)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,805)		(4,805)	(4,055)	(750)	dollar	May 2021	59,032
Citibank	-	(4,971)		(4,971)	(4,062)	(910)	dollar	May 2021	59,032
Citibank	-	(4,948)		(4,948)	(4,080)	(868)	dollar	May 2021	59,032
	266,911	(25,124)		241,787	258,941	(17,154)

CPFL Piratininga
Citibank	45,457	-		45,457	47,966	(2,509)	dollar	March 2019	117,250
Bradesco	27,046	-		27,046	27,257	(211)	dollar	April 2018	55,138
J.P.Morgan	27,050	-		27,050	27,259	(209)	dollar	April 2018	55,138
Citibank	30,880	-		30,880	35,979	(5,099)	dollar	January 2020	169,838
BNP Paribas	37,212	-		37,212	36,649	563	euro	January 2018	175,714
Bradesco	-	(5,163)		(5,163)	(4,068)	(1,095)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,805)		(4,805)	(4,055)	(750)	dollar	May 2021	59,032
Citibank	-	(4,971)		(4,971)	(4,062)	(910)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(2,339)		(2,339)	(2,035)	(304)	dollar	May 2021	29,516
Citibank	-	(2,474)		(2,474)	(2,040)	(434)	dollar	May 2021	29,516
	167,645	(19,753)		147,891	158,850	(10,959)

RGE
Bank of Tokyo-Mitsubishi	22,785	-		22,785	23,054	(270)	dollar	April 2018	36,270
Bank of Tokyo-Mitsubishi	101,289	-		101,289	102,467	(1,178)	dollar	May 2018	168,346
Bank of Tokyo-Mitsubishi	374	-		374	1,313	(939)	dollar	October 2018	169,260
Bradesco	-	(5,163)		(5,163)	(4,068)	(1,095)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,805)		(4,805)	(4,055)	(750)	dollar	May 2021	59,032
Citibank	-	(4,971)		(4,971)	(4,062)	(910)	dollar	May 2021	59,032
Bank of America Merrill Lynch	-	(4,678)		(4,678)	(4,070)	(609)	dollar	May 2021	59,032
	124,448	(19,619)	#	104,829	110,579	(5,750)

Companhia Jaguari de Energia (CPFL Santa Cruz)
Scotiabank	-	(1,167)		(1,167)	(1,327)	160	dollar	July 2019	65,936

CPFL Paulista Lajeado
Itaú	598	-		598	557	41	dollar	March 2018	35,000

CPFL Brasil
Scotiabank	-	(1,537)		(1,537)	(1,608)	71	dollar	August 2018	45,360
Scotiabank	6,243	-		6,243	10,610	(4,367)	dollar	September 2020	249,989
Scotiabank	3,964	-		3,964	6,674	(2,709)	dollar	October 2020	150,011
	10,208	(1,537)	#	8,671	15,676	(7,005)

CPFL Geração
Scotiabank	-	(2,070)		(2,070)	(2,355)	286	dollar	July 2019	117,036
Votorantim	-	(5,339)		(5,339)	(5,316)	(23)	dollar	June 2019	104,454
Bradesco	-	(103)		(103)	433	(536)	dollar	September 2019	32,636
Citibank	-	(10,985)		(10,985)	(613)	(10,372)	dollar	September 2020	397,320
Scotiabank	-	(9,110)		(9,110)	(9,278)	167	dollar	December 2019	174,525
	-	(27,607)		(27,607)	(17,129)	(10,478)

Subtotal	569,809	(94,806)		475,004	526,148	(51,145)

Derivatives to hedge debts not designated at fair value
Price index hedge
CPFL Geração
Santander	10,263	-		10,263	8,344	1,919	IPCA	April 2019	35,235
J.P.Morgan	10,263	-		10,263	8,344	1,919	IPCA	April 2019	35,235
	20,525	-		20,525	16,688	3,837

Interest rate hedge (1)
CPFL Paulista
J.P.Morgan	1,112	-		1,112	255	857	CDI	February 2021	300,000
Votorantim	380	-		380	87	293	CDI	February 2021	100,000
Santander	401	-		401	92	309	CDI	February 2021	105,000
	1,893	-		1,893	434	1,459

CPFL Piratininga
Votorantim	536	-		536	122	414	CDI	February 2021	135,000
Santander	402	-		402	91	310	CDI	February 2021	100,000
	938	-		938	213	724

RGE
Votorantim	620	-		620	143	477	CDI	February 2021	170,000

CPFL Geração
Votorantim	2,088	-		2,088	403	1,685	CDI	August 2020	460,000

Subtotal	26,063	-		26,063	17,881	8,182

Other derivatives (2)
CPFL Geração
Itaú	18,126	-		18,126	-	18,126	dollar	September 2020	19,975
Votorantim	14,948	-		14,948	-	14,948	dollar	September 2020	19,975
Santander	18,984	-		18,984	-	18,984	dollar	September 2020	25,248
Subtotal	52,058	-		52,058	-	52,058

Total	647,930	(94,806)		553,124	544,029	9,095

Current	444,029	(10,230)
Noncurrent	203,901	(84,576)

For further details on terms and information on debts and debentures, see notes 16 and 17
(1) The interest rate hedge swaps have half-yearly validity, so the notional value reduces according to the amortization of the debt.
(2) Due to the characteristics of this derivative (zero-cost collar), the notional amount is presented in U.S. dollar
(3)The values at cost are the derivative amount without the respective mark to market, while the notional refers to the contracted accrual.

	December 31, 2016	Interests and monetary restatements	Repayments of principal	December 31, 2017
Derivatives
to hedge debts designated at fair value	602,476	(189,466)	113,138	526,148
to hedge debts not designated at fair value	7,181	(1,175)	11,875	17,881
Others (zero-cost collar)	-	22,372	(22,372)	-
Mark-to-market (*)	76,679	(67,584)	-	9,095
	686,336	(235,853)	102,641	553,124

(*) The effects on profit or loss for the year ended December 31, 2017 related to the fair value adjustments (MTM) of the derivatives are: (i) a loss of R$ 75,649 for debts designated at fair value, (ii) a gain of R$ 13,722 for debts not designated at fair value and (iii) a loss of R$ 5,657 for other derivatives (zero-cost collar).

As mentioned above, certain subsidiaries applied the fair value hedge to some of its financial instruments and as a result debts were marked to market (note 16).

The Group have recognized gains and losses on their derivatives. However, as these derivatives are used as a hedge, these gains and losses minimized the impact of variations in exchange and interest rates on the hedged debts. For the years 2017, 2016 and 2015, the derivatives resulted in the following impacts on the result, recognized in the line item of finance costs on adjustment for inflation and exchange rate changes:

		Gain (Loss)
Company	Hedged risk / transaction	2017	2016	2015
CPFL Energia	Exchange variation	-	(76,202)	71,492
CPFL Energia	Mark to Market	-	2,319	(2,319)
CPFL Paulista	Interest rate variation	304	(1,423)	(2,250)
CPFL Paulista	Exchange variation	(89,612)	(802,479)	843,224
CPFL Paulista	Mark to Market	(25,410)	118,663	(98,738)
CPFL Piratininga	Interest rate variation	175	(661)	(609)
CPFL Piratininga	Exchange variation	(19,799)	(358,412)	300,652
CPFL Piratininga	Mark to Market	(18,999)	48,193	(32,431)
RGE	Interest rate variation	115	(835)	(1,321)
RGE	Exchange variation	(27,237)	(252,321)	291,612
RGE	Mark to Market	(10,679)	48,915	(29,946)
CPFL Geração	Interest rate variation	852	3,161	2,600
CPFL Geração	Exchange variation	(41,793)	(145,933)	122,294
CPFL Geração	Mark to Market	(6,033)	66,425	(7,896)
CPFL Santa Cruz	Exchange variation	(947)	(6,986)	9,899
CPFL Santa Cruz	Mark to Market	120	148	(80)
CPFL Leste Paulista	Exchange variation	(947)	(1,076)	4,596
CPFL Leste Paulista	Mark to Market	120	(80)	(76)
CPFL Sul Paulista	Exchange variation	(947)	(7,577)	12,404
CPFL Sul Paulista	Mark to Market	120	170	(83)
CPFL Jaguari	Exchange variation	(947)	(10,236)	16,616
CPFL Jaguari	Mark to Market	120	273	(63)
CPFL Mococa	Exchange variation	-	-	2,022
CPFL Mococa	Mark to Market	-	-	(33)
Paulista Lajeado	Exchange variation	(2,052)	(11,046)	4,626
Paulista Lajeado	Mark to Market	66	1,649	(1,675)
CPFL Telecom	Exchange variation	-	-	3,204
CPFL Telecom	Mark to Market	-	-	6
CPFL Brasil	Exchange variation	14,567	(13,857)	5,367
CPFL Brasil	Mark to Market	(7,009)	2,383	(2,378)
CPFL Serviços	Exchange variation	-	(3,420)	3,810
CPFL Serviços	Mark to Market	-	254	(87)
		(235,852)	(1,399,988)	1,514,439

b.1) Zero-cost collar derivative contracted by CPFL Geração

In 2015, subsidiary CPFL Geração contracted US$ denominated put and call options, involving the same financial institution as counterpart, and which on a combined basis are characterized as an operation usually known as zero-cost collar. The contracting of this operation does not involve any kind of speculation, inasmuch as it is aimed at minimizing any negative impacts on future revenues of the joint venture ENERCAN, which has electric energy sale agreements with annual restatement of part of the tariff based on the variation in the US$. In addition, according to Management’s view, the scenario in 2015 was favorable for contracting this type of financial instrument, considering the high volatility implicit in dollar options and the fact that there is no initial cost for same.

The total amount contracted was US$ 111,817, with due dates between October 1, 2015 and September 30, 2020. As at December 31, 2017, the total amount contracted was US$ 65,197, considering the options already settled up to date. The exercise prices of the dollar options vary from R$ 4.20 to R$ 4.40 for the put options and from R$ 5.40 to R$ 7.50 for the call options.

These options have been measured at fair value in a recurring manner, as required by IAS 39. The fair value of the options that are part of this operation has been calculated based on the following premises:

Valuation technique(s) and key information	We used the Black Scholes Option Pricing Model, which aims to obtain the fair price of the options involving the following variables: value of the asset, exercise price of the option, interest rate, term and volatility.
Significant unobservable inputs	Volatility determined based on the average market pricing calculations, future dollar and other variables applicable to this specific transaction, with average variation of 19.65%.
Relationship between unobservable inputs and fair value (sensitivity)	A slight rise in long-term volatility, analyzed on an isolated basis, would result in an insignificant increase in fair value. If the volatility were 10% higher and all the other variables remained constant, the net carrying amount (asset) would increase by R$ 477, resulting in a net asset of R$ 51,581.

The following table reconciles the opening and closing balances of the call and put options for the year ended December 31, 2017, as required by IFRS 13:

	Assets	Liabilities	Net

As of December 31, 2015	8,820	(2,440)	6,380
Measurement at fair value	65,546	2,440	67,986
Net cash received from settlement of flows	(16,651)	-	(16,651)
As of December 31, 2016	57,715	-	57,715
Measurement at fair value	16,715	-	16,715
Net cash received from settlement of flows	(22,372)	-	(22,372)
As of December 31, 2017	52,058	-	52,058

The fair value measurement of these financial instruments was recognized as finance income in the statement of profit or loss for the year, and no effects were recognized in other comprehensive income.

c) Sensitivity Analysis

In compliance with IFRS 7, the Group performed sensitivity analyses of the main risks to which their financial instruments (including derivatives) are exposed, mainly comprising variations in exchange and interest rates, as shown below.

If the risk exposure is considered an asset, the risk to be taken into account is a reduction in the pegged indexes, resulting in a negative impact on the results of the Group. Similarly, if the risk exposure is considered a liability, the risk is of an increase in the pegged indexes and the consequent negative effect on the results. The Group therefore quantify the risks in terms of the net exposure of the variables (dollar, euro, CDI, IGP-M, IPCA, TJLP and SELIC), as shown below:

c.1) Exchange rate variation

Considering the level of net exchange rate exposure at December 31, 2017 is maintained, the simulation of the effects by type of financial instrument for three different scenarios would be:

				Decrease (increase)
Instruments	Exposure R$ thousand (a)		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25% (c)	Currency appreciation / depreciation of 50% (c)
Financial liability instruments	(4,641,924)			(209,785)	1,003,142	2,216,070
Derivatives - Plain Vanilla Swap	4,687,768			211,857	(1,013,050)	(2,237,956)
	45,844		drop in the dollar	2,072	(9,908)	(21,886)

Financial liability instruments	(218,814)			(14,978)	43,470	101,918
Derivatives - Plain Vanilla Swap	219,694			15,038	(43,645)	(102,328)
	880		drop in the euro	60	(175)	(410)

Total	46,724			2,132	(10,083)	(22,296)

				Decrease (increase)
Instruments	Exposure US$ thousand		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%(c)	Currency appreciation / depreciation of 50%(c)
Derivatives - Zero-cost collar	65,197	(d)	dollar apprec.	(56,138)	(80,491)	(104,844)

(a) The exchange rates considered as of December 31, 2017 were R$ 3,31 per US$ 1.00 and R$ 3,97 per € 1.00.
(b) As per the exchange curves obtained from information made available by B3 S.A., with the exchange rate being considered at R$ 3,46 and R$ 4,24, and exchange depreciation at 4,52% and 6,85%, for the US$ and €, respectively.
(c) As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A..
(d) Owing to the characteristics of this derivative (zero-cost collar), the notional amount is presented in US$.

Except for the zero cost collar, based on the net exchange exposure in US$ and euro being an asset, the risk is a drop in the dollar and euro and, therefore, the local exchange rate is appreciated by 25% and 50% in relation to the probable exchange rate.

c.2) Interest rate variation

Assuming that (i) the scenario of net exposure of the financial instruments indexed to variable interest rates at December 31, 2017 is maintained, and (ii) the respective accumulated annual indexes for 2017 remain stable (CDI 6.89% p.a.; IGP-M -0.52% p.a.; TJLP 7.00% p.a.; IPCA 2.76% p.a. and SELIC 9.70% p.a.), the effects on the Company’s 2017 financial statements would be a net finance cost of R$ 764,150 (CDI R$ 669,661, TJLP R$276,141 and income of SELIC R$ 36,609, IGPM R$298 and IPCA R$ 141,152). In the event of fluctuations in the indexes in accordance with the three scenarios described below, the effect on net finance cost would as follows:

			Decrease (increase)
Instruments	Exposure R$ thousand (a)	Risk	Scenario I (a)	Raise/drop of index by 25% (b)	Raise/drop of index by 50% (b)
Financial asset instruments	3,770,045		(3,016)	61,169	125,354
Financial liability instruments	(8,988,008)		7,190	(145,830)	(298,851)
Derivatives - Plain Vanilla Swap	(4,501,345)		3,601	(73,034)	(149,670)
	(9,719,308)	CDI apprec.	7,775	(157,695)	(323,167)

Financial liability instruments	(57,291)	IGP-M apprec.	(2,286)	(2,783)	(3,280)

Financial liability instruments	(3,944,876)	TJLP apprec.	9,862	(56,708)	(123,277)

Financial liability instruments	(1,311,432)		(14,557)	(1,869)	10,819
Derivatives - Plain Vanilla Swap	94,949		1,054	135	(783)
Concession financial asset	6,330,681		70,271	9,021	(52,228)
	5,114,198	drop in the IPCA	56,768	7,287	(42,192)

Sector financial asset and liability	517,341		(14,692)	(23,565)	(32,437)
Financial liability instruments	(139,926)		3,974	6,374	8,773
	377,415	drop in the SELIC	(10,718)	(17,191)	(23,664)

Total	(8,229,862)		61,401	(227,090)	(515,580)

(a) The CDI, IGP-M, TJLP, IPCA and SELIC indexes considered of 6.81%, 3.47%, 6.75%, 3.87% and 6.86%, respectively, were obtained from information available in the market.
(b) In compliance with CVM Instruction 475/08, the percentage of raise/drop of indexes were applied to Scenario I indexes.

d) Liquidity analysis

The Company manages liquidity risk by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of its financial liabilities. The table below sets out details of the contractual maturities of the financial liabilities at December 31, 2017, taking into account principal and future interest, and is based on the undiscounted cash flow, considering the earliest date on which the Group have to settle their respective obligations.

December 31, 2017	Note	Weighted average interest rates	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	4-5 years	More than 5 years	Total
Trade payables	15		3,524,624	16,307	7,418	-	-	128,438	3,676,787
Borrowings - principal and interest	16	7.95% p.a.	336,255	947,051	2,904,702	5,267,176	1,485,520	2,421,543	13,362,247
Derivatives	33		39	523	14,160	32,258	59,801	-	106,781
Debentures - principal and interest	17	7.83% p.a.	35,930	544,995	1,541,223	5,378,610	1,938,783	1,350,776	10,790,317
Regulatory charges	19		581,600	-	-	-	-	-	581,600
Use of public asset		9.24% p.a.	1,645	3,305	14,979	42,579	46,788	149,061	258,357
Others	22		106,515	56,186	18,212	-	-	62,223	243,136
Consumers and concessionaires			60,298	25,844	6,926	-	-	44,473	137,541
EPE / FNDCT / PROCEL			849	3,226	11,286	-	-	-	15,361
Collections agreement			45,368	27,116	-	-	-	-	72,484
Reversal fund			-	-	-	-	-	17,750	17,750
Total			4,586,608	1,568,367	4,500,694	10,720,623	3,530,892	4,112,041	29,019,225

f)	Credit risk

Cash, cash equivalents and derivatives are held with banks and financial institutions with rating AA-.

The credit risk on operations of Consumers, Concessionaires and Licensees is derived from the exposure to financial losses resulting from non-compliance with financial obligations by the counterparties. Monthly, the risk is monitored and classified according to the current exposure, considering the limit approved by Management.